Fair Value Measurements - Summary of Assumptions used in Black-Scholes Option Pricing Model (Detail) - Series A-1 Preferred Stock [Member]			12 Months Ended
	Feb. 04, 2014	Oct. 15, 2013	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.58%	1.37%	1.58%
Expected volatility	82.00%	79.00%	82.00%
Expected term (in years)	4 years 8 months 12 days	5 years	4 years 9 months 18 days
Expected dividend yield	0.00%	0.00%	0.00%